Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Investments accounted for using the equity method

40.Investments accounted for using the equity method

The details of carrying values of investments accounted for using the equity method are as follows:

	31 December	31 December
a) Joint Ventures	2024	2023
Sofra	-	17,826
b) Associates
TOGG	5,294,025	8,456,656

The movement of investments accounted for using the equity method is as follows:

	31 December	31 December
	2024	2023
Opening balance	8,474,482	5,487,963
Shares of profit / (loss)	(3,162,643)	2,202,029
Transfer from equity pickup to subsidiary	(17,882)	-
Contribution to capital increase	68	784,490
Closing balance	5,294,025	8,474,482

The group holds an interest in a joint venture, Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş.(“Sofra”), and an interest in an associate, Türkiye’nin Otomobili Girişim Grubu Sanayi ve Ticaret A.Ş(“TOGG”). The financial statements of Sofra and TOGG are prepared for the same reporting period as the Group.

On 21 October 2024, the Group acquired the remaining 33.3% of shares in Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş. (“Sofra”), which was previously a joint venture, resulting in the transfer of control of Sofra to the Group